Business Developments [Text Block]	12 Months Ended
Mar. 31, 2014
Business Developments [Text Block]
2.	BUSINESS DEVELOPMENTS

MUFG Americas Holdings Corporation

On December 1, 2012, MUB, a subsidiary of MUAH, acquired certain assets and assumed certain liabilities of Pacific Capital Bancorp, a bank holding company headquartered in Santa Barbara, California, for ¥124,484 million in cash, and thereby recorded goodwill of ¥33,875 million and intangible assets of ¥6,093 million.

On June 24, 2013, MUB acquired PB Capital Corporation’s institutional commercial real estate (“CRE”) lending division for ¥358,040 million in cash, and thereby recorded goodwill of ¥22,077 million. The purpose of this transaction is to expand the MUAH’s CRE presence in the U.S., and provide geographic and asset class diversification. The assets acquired and liabilities assumed were recorded at their estimated fair values on the acquisition date. These fair value estimates are considered provisional and are subject to change pending the receipt of additional information relative to closing date fair values, but not to exceed a period of one year after the closing date of the acquisition. During the year ended March 31, 2014, measurement period adjustments were applied to the acquisition date fair values, which increased goodwill by ¥1,038 million.

Investment in Morgan Stanley

On September 29, 2008, the MUFG Group and Morgan Stanley completed a final agreement to enter into a strategic capital alliance aiming to build a global strategic alliance primarily in the corporate and investment bank fields. On October 13, 2008, the MUFG Group purchased shares of preferred stock issued by Morgan Stanley. The investment in Morgan Stanley’s preferred stock consisted of Series B Non-cumulative Non-voting Perpetual Convertible Preferred Stock (“Series B Preferred Stock”) and Series C Non-cumulative Non-voting Perpetual Preferred Stock. On April 21, 2011, the MUFG Group and Morgan Stanley entered into an agreement to convert the Series B Preferred Stock with a face value of ¥808,266 million, into Morgan Stanley’s common stock. On June 30, 2011, the MUFG Group converted the Series B Preferred Stock for approximately 385 million shares of Morgan Stanley’s common stock, including approximately 75 million additional shares resulting from the adjustment to the conversion rate pursuant to the agreement. The adjustment to the conversion rate was recognized as a gain of ¥139,320 million, which was included in Gain on conversion rate adjustment of convertible preferred stock in Interest income on investment securities in the accompanying consolidated statement of income for the fiscal year ended March 31, 2012.

Prior to the conversion, the MUFG Group held approximately 3.0% of Morgan Stanley’s common stock and the investment was included in Investment securities available-for-sale. As a result of the conversion, the MUFG Group held approximately 22.4% of Morgan Stanley’s common stock, giving the MUFG Group the ability to exercise significant influence over the operations of Morgan Stanley. Accordingly, the MUFG Group has adopted the equity method of accounting for its investment in Morgan Stanley from June 30, 2011. The MUFG Group’s investments, results of operations and retained earnings were adjusted retroactively on a step-by-step basis as if the equity method of accounting had been in effect during all previous periods. The MUFG Group’s retroactive adjustment was applied to the existing approximately 3.0% investment in Morgan Stanley’s common stock through June 30, 2011. Following the conversion, the MUFG Group began recognizing its approximately 22.4% interest in Morgan Stanley’s common stock as an investment in an equity method investee included in Other assets.

Upon qualifying for the equity method of accounting on June 30, 2011, the MUFG Group performed a valuation of its Morgan Stanley investment. As a result of the valuation, the carrying amount of the MUFG Group’s investment in common stock exceeded the underlying equity in net assets of Morgan Stanley and the excess was recognized as goodwill.

At September 30, 2011, the quoted market price of Morgan Stanley’s common stock had declined 41% from the quoted market price at June 30, 2011. The quoted market price at September 30, 2011 represented less than half of the MUFG Group’s carrying amount on a per share basis. The MUFG Group evaluated this stock price decline to determine whether the investment in Morgan Stanley was other than temporarily impaired. The MUFG Group determined that the decline in the stock price was other than temporary in light of the increasingly stringent regulatory environment and the existing adverse economic events in Europe. More specifically, new and pending regulations, such as the U.S. Dodd-Frank Wall Street Reform and Consumer Protection Act (“the Dodd-Frank Act”) and the global regulatory framework often referred to as “Basel III,” were expected to impose significant constraints on the business activities of financial institutions, including the prohibition on certain transactions, the enhancement of risk management frameworks, and the increase in capital adequacy requirements. Rules designed to further regulate the business operations of financial institutions were being adopted, or were at the time scheduled soon to be adopted, by government agencies, including the rules relating to resolution plans and rules generally referred to as the Volcker Rule under the Dodd-Frank Act. Furthermore, the impact of the prolonged European economic crisis had resulted in negative long-term prospects for the global financial market. The events in Europe had an immediate effect on financial institutions holding sovereign securities and were also expected to have long-term consequences for financial institutions with operations in Europe. Given these uncertain economic environment and increasing regulatory challenges, and the significant excess of the carrying amount per share over the quoted market price of Morgan Stanley’s common stock, the MUFG Group recorded an other-than-temporary impairment loss of ¥579,468 million at September 30, 2011. The MUFG Group’s investment in Morgan Stanley’s common stock was adjusted to the quoted market price of Morgan Stanley’s common stock as of September 30, 2011, and the impairment loss was reflected in Equity in earnings (losses) of equity method investees-net in the accompanying consolidated statement of income for the fiscal year ended March 31, 2012. The MUFG Group recorded no additional other-than-temporary impairment loss during the fiscal year ended March 31, 2013 and 2014. See Note 14 for more information.

Reorganization of Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd.

On December 26, 2012, MUSHD and BTMU acquired the remaining 49% ownership of Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd., which had been 51% owned subsidiary of the MUFG Group. As a result, it became a wholly-owned subsidiary of MUFG. The acquisition was accounted for as an equity transaction, and the excess of the cash consideration paid over the Noncontrolling interest was recognized as a reduction of Capital surplus. The purpose of making Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. a wholly-owned subsidiary is to further strengthen private banking services for high-net-worth customers.

On March 20, 2014, MUMSS acquired 75% ownership of Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd., of which 51% ownership and 24% ownership were from MUSHD and BTMU, respectively, resulting in BTMU holding the remaining 25% ownership. 40% of the difference between the cash paid by MUMSS and the cost basis of assets and liabilities was ¥13,839 million, which was allocated as a reduction in Noncontrolling interests with a corresponding increase in Capital surplus. The purpose of the reorganization are to leverage MUFG’s broad customer base, utilize Morgan Stanley’s global and high quality insight, and further its collaborations with other group companies by strengthening its coordination with MUMSS. In connection with the reorganization, Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. entered into a new service agreement with Morgan Stanley, and changed its name to Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd.

Securities Joint Venture with Morgan Stanley

On March 30, 2010, the MUFG Group and Morgan Stanley entered into a securities joint venture agreement to integrate their securities business. The purpose of the joint venture is to collaborate in providing capital markets services to investment banking clients of the MUFG Group and Morgan Stanley and in offering a wide range of products and services, including Morgan Stanley’s global products and services, to the MUFG Group’s retail and middle market customers in Japan as well as to investment banking clients of both parties. The two joint venture companies will continue to offer products and services in sales and trading and research areas separately.

In relation to the integration of the securities companies in Japan, the former Mitsubishi UFJ Securities Co., Ltd. (“MUS”) was restructured into an intermediate holding company, MUSHD, and a securities business subsidiary, MUS. On May 1, 2010, MUS changed its name to MUMSS and the MUFG Group’s ownership interest in MUMSS also changed from 100% to 60%, with Morgan Stanley holding the remaining 40% voting and economic interest. Since the MUFG Group has retained control of MUMSS, the change in the MUFG Group’s ownership interest has been accounted for as an equity transaction and the MUFG Group has recorded ¥127 billion and ¥21 billion of noncontrolling interests and capital surplus, respectively. MUMSS continues the existing Japan based retail, middle markets, capital markets and sales and trading businesses of the former MUS while integrating the investment banking team of the former Morgan Stanley Japan Securities Co., Ltd. (“MSJS”).

Also, on May 1, 2010, MSJS was renamed to Morgan Stanley MUFG Securities Co., Ltd. (“MSMS”). MSMS continues to provide the existing sales and trading and capital markets operations of the former MSJS. The MUFG Group holds a 49% voting interest and a 60% economic interest in MSMS while Morgan Stanley holds the remaining 51% voting interest and 40% economic interest. The MUFG Group applies the equity method of accounting to MSMS due to its significant influence.

Per the shareholders’ agreement between the MUFG Group and Morgan Stanley, to the extent that losses incurred by MUMSS or MSMS result in a requirement to restore its capital, the controlling shareholder is solely responsible for providing additional capital to a minimum level and the noncontrolling shareholder is not obligated to contribute additional capital.

On April 22, 2011, due to losses incurred by MUMSS in the fiscal year ended March 31, 2011, the MUFG Group contributed ¥30 billion of new capital to MUMSS by acquiring newly issued shares of MUMSS. In October 2011, MUMSS implemented an early retirement program to reduce expenditures and improve operating performance. MUMSS recorded employee termination expenses of ¥20 billion in the second half of the fiscal year ended March 31, 2012. On November 24, 2011, the MUFG Group contributed ¥20 billion of new capital to MUMSS by acquiring newly issued shares of MUMSS in order to restore its capital adversely affected by the expenses during the fiscal year ended March 31, 2012. The additional capital in MUMSS improves and strengthens its capital base and restores its capital adequacy level. The new MUMSS shares have no voting rights and do not change the proportion of voting interests in MUMSS or change the right to participate in MUMSS’ earnings. In order to reflect the existing 60% economic interest in MUMSS after the MUFG Group’s capital contribution, 40% of the new share issuance on April 2011 and November 2011, or ¥12 billion and ¥8 billion, respectively, was recognized as an increase in noncontrolling interest and a reduction of capital surplus, given that the rights to participate in the residual assets of MUMSS will be distributed to the MUFG Group and Morgan Stanley in proportion to their percentage ownership interests.

To the extent that MUMSS is required to increase its capital level due to factors other than losses, such as future regulatory capital changes, both the MUFG Group and Morgan Stanley are required to contribute the necessary capital based upon their economic interests as set forth above. In this context, to meet an anticipated change in regulatory capital requirements for MUMSS, the MUFG Group contributed ¥15 billion and Morgan Stanley contributed ¥10 billion of additional proportionate capital investments on November 24, 2011, and the contribution by Morgan Stanley was recognized as an increase of noncontrolling interest.

MUTB’s Acquisition of Butterfield Fulcrum Group

On September 20, 2013, MUTB acquired 100% ownership of FGL Lux Holdings, S.a r.l., a holding company of Butterfield Fulcrum Group headquartered in Bermuda for ¥30,191 million in cash, and thereby recorded goodwill of ¥20,274 million. Butterfield Fulcrum Group is a global alternative fund administrator. MUTB has focused on strengthening its global trust banking business based on its medium-term management plan, and conducted several strategic investments in overseas asset managers. The purpose of this transaction, through the investment in a fund administration company, is to expand MUTB’s overseas asset administration capabilities. The assets acquired and liabilities assumed were recorded at their estimated fair values on the acquisition date. During the year ended March 31, 2014, measurement period adjustments were applied to the acquisition date fair values, which decreased goodwill by ¥5,831 million and recorded intangible assets of ¥21,646 million. After this transaction, Butterfield Fulcrum Group was renamed Mitsubishi UFJ Fund Services Holdings Limited.

BTMU’s Acquisition of Vietnam Joint Stock Commercial Bank for Industry and Trade

In May 2013, BTMU acquired approximately 20% of the ordinary shares of Vietnam Joint Stock Commercial Bank for Industry and Trade (“VietinBank”) for ¥75,136 million. VietinBank is one of the major Vietnamese state-owned commercial banks in terms of assets. Considering both BTMU’s ownership of the common stock and representation on the board of directors, the MUFG Group has determined that BTMU has the ability to exercise significant influence over the operating and financial policies of VietinBank and applied the equity method of accounting for its investment.

BTMU’s Acquisition of Bank of Ayudhya Public Company Limited

On December 18, 2013, BTMU completed a Voluntary Tender Offer (“VTO”) for Krungsri shares at Thai baht 39 per share. Upon the completion of VTO, BTMU purchased 72.01% of Krungsri’s total outstanding shares for ¥545,840 million in cash. As a result of the acquisition of a majority stake in Krungsri by BTMU, Krungsri has become a subsidiary of BTMU. The MUFG Group recorded goodwill of ¥217,386 million and intangible assets of ¥214,607 million. The MUFG Group also recorded noncontrolling interests of ¥202,223 million at fair value determined by a quoted market price as of the acquisition date. During the fiscal year ended March 31, 2014, the MUFG Group incurred ¥2,267 million of acquisition-related costs. These expenses are included in Other non-interest expenses in the accompanying consolidated statements of income for the fiscal year ended March 31, 2014. The results of operations of Krungsri and its subsidiaries since the acquisition date were not material to the MUFG Group for the fiscal year ended March 31, 2014.

Krungsri is a commercial bank in Thailand offering diversified financial services while holding wide range of client base and market knowledge. As a part of a strategy designed to further develop BTMU’s businesses in Asia, the investment in Krungsri aims to establish a full-fledged commercial banking platform in Asia. The purpose of the acquisition is to strengthen the business foundation in Asia with BTMU’s existing branch in Thailand by providing comprehensive financial services for various local customers and multinational corporate customers.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed of Krungsri and its subsidiaries as of the acquisition date:

(in millions)
Loans	¥2,934,656
Goodwill	217,386
Intangible assets(1)	214,607
Total assets	4,144,517
Deposits—Total deposits	2,488,862
Total liabilities	3,396,454

Note:

(1)	Intangible assets primarily include ¥124,290 million of customer relationships and ¥59,891 million of core deposit intangibles with weighted average amortization periods of 11 years.

Included in the table above are loans with fair values totaling ¥2,883,981 million, which were not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. As of the acquisition date, the gross contractual amounts receivable for these loans totaled ¥2,945,857 million, of which ¥91,404 million is not expected to be collected.

Pro forma statements of income

The following unaudited pro forma statements of income present the result of operations as if the acquisition of Krungsri had occurred on April 1, 2012:

	Fiscal years ended March 31,
	2013	2014
	(in millions)
Statement of income data:
Net interest income	¥1,967,113	¥2,102,038
Non-interest income—Total	2,127,990	1,903,620
Net income attributable to Mitsubishi UFJ Financial Group	1,084,373	1,035,502

The unaudited pro forma statements of income include the pro forma adjustments to reflect the impact of amortizing certain acquisition accounting adjustments such as intangible assets subject to amortization of ¥12,871 million and ¥16,060 million for the fiscal years ended March 31, 2013 and 2014, respectively.